2012 Separation Transaction	12 Months Ended
Sep. 27, 2013
Extraordinary and Unusual Items [Abstract]
2012 Separation Transaction
2012 Separation Transaction
On September 28, 2012, the Company completed the spin-offs of ADT and Tyco Flow Control, formerly the North American residential security and flow control businesses of Tyco, respectively, into separate, publicly traded companies in the form of a distribution to Tyco shareholders.
In connection with activities taken to complete the 2012 Separation and to create the revised organizational structure of the Company, the Company incurred pre-tax charges ("Separation Charges") of $61 million and $839 million for the years ended September 27, 2013 and September 28, 2012, respectively. The amounts presented within discontinued operations are costs directly related to the 2012 Separation that are not expected to provide a future benefit to the Company. The components of the Separation Charges incurred within continuing operations and discontinued operations consisted of the following ($ in millions):

	For the Year Ended September 27, 2013			For the Year Ended September 28, 2012
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Loss on extinguishment of debt (See Note 10)	$—	$—	$—	$453	$—	$453
Professional fees	5	1	6	—	191	191
Non-cash impairment charges	—	—	—	23	—	23
Information technology related costs	10	—	10	—	30	30
Employee compensation costs	3	1	4	74	17	91
Marketing costs	40	—	40	3	5	8
Interest expense	—	—	—	—	3	3
Other costs	11	(10)	1	8	32	40
Total Pre-Tax Separation Charges	69	(8)	61	561	278	839
Tax-related separation charges	22	—	22	266	(2)	264
Tax benefit on Pre-Tax Separation Charges	(13)	—	(13)	(5)	(5)	(10)
Total Separation Charges, net of tax benefit	$78	$(8)	$70	$822	$271	$1,093

During fiscal 2011, the Company incurred $24 million of Separation Charges primarily related to professional fees, which have been presented in income from discontinued operations in the Consolidated Statement of Operations.
Separation Charges were classified in continuing operations within the Company's Consolidated Statement of Operations as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012
Selling, general and administrative expenses ("SG&A")	$61	$4
Separation costs	8	71
Restructuring, asset impairment and divestiture charges (gains), net	—	33
Other expense, net	—	453
Total	$69	$561